Note 18 - Derivative Financial Instruments (Details) - Estimated Fair Value of Derivatives (USD $) In Thousands, unless otherwise specified				3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2014 SWAP Number 1 [Member] ALPHA [Member]	Dec. 31, 2013 SWAP Number 1 [Member] ALPHA [Member]	Dec. 31, 2012 SWAP Number 1 [Member] ALPHA [Member]
Note 18 - Derivative Financial Instruments (Details) - Estimated Fair Value of Derivatives [Line Items]
ALPHA	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000
ALPHA				7 years	7 years
ALPHA				Mar. 30, 2008	Mar. 30, 2008
ALPHA				10.85%	10.85%
ALPHA				$ (1,416)	$ (1,697)	$ (2,785)	[1]

[1]	The total value of the Company's interest rate swap arrangements as of December 31, 2012 was $5,811. Two of our interest rate swaparrangements as of December 31, 2012 matured on March 27, 2013 and June 30, 2013 respectively and another two were transferred on October16, 2013 to the new owners of Jeke Shipping Company Limited. (owner of the M/T Evian) in accordance with the stock purchase agreement forthe disposal of the subsidiary (see Note 19). The table above presents a comparison of the value of our interest rate swap arrangements as ofDecember 31, 2013 with its corresponding value on December 31, 2012.